Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Materials Index ETF	Nov. 29, 2024
Fidelity MSCI Materials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	13.66%
Past 5 years	13.60%
Past 10 years	8.32%
Fidelity MSCI Materials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.17%
Past 5 years	13.07%
Past 10 years	7.83%
Fidelity MSCI Materials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.39%
Past 5 years	10.81%
Past 10 years	6.66%
IXWN3
Average Annual Return:
Past 1 year	13.77%
Past 5 years	13.68%
Past 10 years	8.38%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%